Stockholders' Deficit and Redeemable Convertible Series B and Series C Preferred Stock (Detail Textuals 1) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 20, 2015	Oct. 31, 2014	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Equity [Line Items]
Recognized stock-based compensation expense			$ 181,608			$ 544,823
Total amount of unrecognized compensation cost related to non-vested stock options			1,048,158			$ 1,048,158		$ 1,023,418
Recognized period of non-vested stock options						2 years 1 month 24 days		2 years 10 months 24 days
Number of restricted stock awards granted									$ 62,500
General and administrative expense
Equity [Line Items]
Recognized stock-based compensation expense			$ 152,172	$ 187,550	$ 181,608	$ 456,510	$ 544,823	$ 706,368	$ 414,343
Stock Option
Equity [Line Items]
Dividend yield									0.00%
Stock Option | Minimum
Equity [Line Items]
Contractual term of option outstanding									6 years 3 months
Stock Option | Maximum
Equity [Line Items]
Contractual term of option outstanding									6 years 6 months
Omnibus Incentive Plan 2014 | Stock Option
Equity [Line Items]
Number of shares reserved for future grants		3,200,000						3,200,000
Aggregate number of shares granted						0		1,142,500
Number of shares available for future grant		870,000						857,500
Expiry period of options granted		10 years						10 years
Percentage of option price at least of fair value on date of grants		100.00%						100.00%
Voting percentage of common stock		10.00%						10.00%
Percentage of fair value option price at date of grants		110.00%						110.00%
Maximum exercisable period of fair value of option		5 years						5 years
Vested period of shares		5 years						5 years
Remaining contractual life of options outstanding								7 years 10 months 24 days
Options to purchase shares of common stock, exercisable			452,000			452,000		436,000
Options outstanding		1,130,000	1,130,000			1,130,000		1,142,500	1,180,000
Aggregate intrinsic value of options outstanding			$ 0			$ 0		$ 0
Weighted average remaining contractual term of options vested and exercisable (in years)						7 years 1 month 21 days
Omnibus Incentive Plan 2014 | Restricted stock awards
Equity [Line Items]
Recognized stock-based compensation expense			65,625			$ 196,875
Total amount of unrecognized compensation cost related to non-vested stock options			$ 284,375			$ 284,375
Omnibus Incentive Plan 2014 | Restricted stock awards | Senior management and board of directors
Equity [Line Items]
Recognized stock-based compensation expense								356,250	$ 62,500
Total amount of unrecognized compensation cost related to non-vested stock options								$ 481,250
Number of restricted stock awards granted	$ 1,200,000
Fair market value of shares granted	$ 900,000
Omnibus Incentive Plan 2014 | Restricted stock awards | Minimum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	1 year
Omnibus Incentive Plan 2014 | Restricted stock awards | Maximum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	3 years